Restatement of prior period financial statements - Summary of Opening Balance Adjustment of IFRS 15 and IFRS 9 - Statement of Changes in Equity (Detail) - GBP (£) £ in Millions		Apr. 01, 2018	Mar. 31, 2018
Disclosure Of Restatement [Line Items]
IFRS opening balance adjustment	[1]	£ 1,308
Beginning balance	[2]	22,347
Tax on IFRS opening balance adjustment	[1]	(248)
Ending balance		23,407	£ 22,347	[2]
Previously reported [member]
Disclosure Of Restatement [Line Items]
Beginning balance		22,740
Ending balance			22,740
Pension adjustments [member]
Disclosure Of Restatement [Line Items]
Beginning balance		(393)
Pension restatement	[3]		(393)
Ending balance			(393)
Restated [member]
Disclosure Of Restatement [Line Items]
Beginning balance		22,347
Ending balance			22,347
Share capital [member]
Disclosure Of Restatement [Line Items]
Ending balance		2,172
Share capital [member] | Previously reported [member]
Disclosure Of Restatement [Line Items]
Beginning balance		2,172
Ending balance			2,172
Share capital [member] | Restated [member]
Disclosure Of Restatement [Line Items]
Beginning balance		2,172
Ending balance			2,172
Share premium [member]
Disclosure Of Restatement [Line Items]
Ending balance		8,000
Share premium [member] | Previously reported [member]
Disclosure Of Restatement [Line Items]
Beginning balance		8,000
Ending balance			8,000
Share premium [member] | Restated [member]
Disclosure Of Restatement [Line Items]
Beginning balance		8,000
Ending balance			8,000
Other reserves [member]
Disclosure Of Restatement [Line Items]
Ending balance		1,241
Other reserves [member] | Previously reported [member]
Disclosure Of Restatement [Line Items]
Beginning balance		1,241
Ending balance			1,241
Other reserves [member] | Restated [member]
Disclosure Of Restatement [Line Items]
Beginning balance		1,241
Ending balance			1,241
Retained earnings [member]
Disclosure Of Restatement [Line Items]
IFRS opening balance adjustment		1,308
Tax on IFRS opening balance adjustment		(248)
Ending balance		11,994
Retained earnings [member] | Previously reported [member]
Disclosure Of Restatement [Line Items]
Beginning balance		11,327
Ending balance			11,327
Retained earnings [member] | Pension adjustments [member]
Disclosure Of Restatement [Line Items]
Pension restatement			(393)
Retained earnings [member] | Restated [member]
Disclosure Of Restatement [Line Items]
Beginning balance		£ 10,934
Ending balance			£ 10,934

[1]	See Note 1 to the condensed consolidated financial statements
[2]	Restatement to reflect the update to our retirement benefit obligation. See Note 2 to the condensed consolidated financial statements
[3]	See Note 2 to the condensed consolidated financial statements